SHAREHOLDERS' EQUITY - Private Placement Offering (Details)		12 Months Ended
	Dec. 12, 2016 USD ($) item shares	Mar. 31, 2017 USD ($)
Private Placement Offering
Proceeds from private placement		$ 2,000,000
Private placement offering
Private Placement Offering
Ordinary shares issued | shares	841,600
Number of investors | item	2
Proceeds from private placement	$ 2,000,000